Significant Concentrations (Details Textual) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011	Oct. 31, 2010	Dec. 31, 2008
Concentration Risk [Line Items]
Provision for Doubtful Accounts	$ 554,000	$ 173,000	$ 0
SVA - NEC [Member]
Concentration Risk [Line Items]
Accounts Receivable Gross		15,200,000
Provision for Doubtful Accounts						25,300,000
Allowance For Doubtful Accounts Receivable		15,200,000
Allowance for Loan and Lease Loss, Recovery of Bad Debts				1,500,000	8,600,000
Accounts Receivable Write Offs	$ 15,200,000